Members' Equity (FY) (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2019	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022	Dec. 31, 2021
Predecessor Common Stock [Abstract]
Common stock, shares authorized (in shares)				500,000,000
Common stock, shares issued (in shares)		101,484,772	105,180,224	101,421,320	111,107,688	110,867,483
Common stock, shares outstanding (in shares)			105,180,224	101,421,320	111,107,688	110,867,483
Common stock repurchased, value			$ 7,553
Common stock issued upon vesting of restricted stock awards (in shares)		63,452		1,421,320
Kunlun [Member]
Predecessor Common Stock [Abstract]
Common stock repurchased (in shares)	2,027,916
Common stock repurchased, value	$ 14,000
Proceeds from related party as part of rescission agreement				$ 14,000